Financial liabilities at fair value through profit or loss - financial liabilities at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [abstract]
Trading liabilities	€ 23,427	€ 35,255
– Non-trading derivatives	1,338	2,101
Designated at fair value through profit or loss	55,768	49,543
Financial liabilities	€ 80,532	€ 86,900